Consolidated Statements of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]
Revenues:
Product and service revenues	$ 102,368	$ 81,860
Cost of product and service revenues	124,199	95,168
Gross margin	(21,831)	(13,308)
Operating expenses:
Research and product development	98,306	89,715
General and administrative	23,874	26,355
Sales and marketing	15,110	12,538
Other expense	3,783	3,412
Total operating expenses	141,073	132,020
Results from operating activities	(162,904)	(145,328)
Finance income (loss) and other	31,055	(2,112)
Finance expense	(1,105)	(1,265)
Net finance income (loss)	29,950	(3,377)
Equity in loss of investment in joint venture and associates	(10,131)	(11,617)
Impairment charges on property, plant and equipment	(967)	(7)
Loss before income taxes	(144,052)	(160,329)
Income tax expense	(158)	(42)
Net loss from continued operations	(144,210)	(160,371)
Net loss from discontinued operations	(33,506)	(13,123)
Net loss	(177,716)	(173,494)
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans	970	1,514
Items that will not be reclassified to profit or loss	970	1,514
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(1,472)	(3,211)
Items that may be reclassified subsequently to profit or loss	(1,472)	(3,211)
Other comprehensive loss, net of tax	(502)	(1,697)
Total comprehensive loss	$ (178,218)	$ (175,191)
Basic and diluted loss per share
Continued operations, basic (in USD per share)	$ (0.48)	$ (0.54)
Continued operations, diluted (in USD per share)	(0.48)	(0.54)
Discontinued operations, basic (in USD per share)	(0.11)	(0.04)
Discontinued operations, diluted (in USD per share)	(0.11)	(0.04)
Loss per share, basic (in USD per share)	(0.59)	(0.58)
Loss per share, diluted (in USD per share)	$ (0.59)	$ (0.58)
Weighted average number of common shares outstanding (shares)	298,661,041	298,093,270

[1]	Comparative information has been restated due to a discontinued operation (note 7).